SHARE-BASED PAYMENTS - RSU Activity (Details)	12 Months Ended
Dec. 31, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares	628,515
Forfeited (in shares) | shares	(16,684)
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Outstanding (in shares)	0
Granted (in shares)	628,515
Forfeited (in shares)	(16,684)
Outstanding (in shares)	611,831
Weighted average grant date fair value, outstanding (in usd per share)	$ 0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	9.42
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement	9.26
Weighted average grant date fair value, outstanding (in usd per share)	$ 9.42